RATE-REGULATED BUSINESSES	12 Months Ended
Dec. 31, 2023
Regulated Operations [Abstract]
RATE-REGULATED BUSINESSES	RATE-REGULATED BUSINESSES
TC Energy's businesses that apply RRA currently include almost all of the Canadian, U.S. and Mexico natural gas pipelines and certain U.S. natural gas storage operations. Rate-regulated businesses account for and report assets and liabilities consistent with the resulting economic impact of the regulators' established rates, provided the rates are designed to recover the costs of providing the regulated service and the competitive environment makes it probable that such rates can be charged and collected. Certain revenues and expenses subject to utility regulation or rate determination that would otherwise be reflected in the statement of income are deferred on the balance sheet and are expected to be recovered from or refunded to customers in future service rates.
Canadian Regulated Operations
The majority of TC Energy's Canadian natural gas pipelines are regulated by the CER under the Canadian Energy Regulator Act (CER Act). The Impact Assessment Agency of Canada continues to assess designated projects.
The CER regulates the construction and operation of facilities and the terms and conditions of services, including rates, for the Company's Canadian regulated natural gas transmission systems under federal jurisdiction.
TC Energy's Canadian natural gas transmission services are supplied under natural gas transportation tariffs that provide for cost recovery, including return of and on capital as approved by the CER. Rates charged for these services are typically set through a process that involves filing an application with the regulator wherein forecasted operating costs, including a return of and on capital, determine the revenue requirement for the upcoming year or multiple years. To the extent actual costs and revenues are more or less than forecasted costs and revenues, the regulator generally allows the difference to be deferred to a future period and recovered or refunded in rates at that time. Differences between actual and forecasted costs that the regulator does not allow to be deferred are included in the determination of net income in the year they occur. The Company's most significant regulated Canadian natural gas pipelines, based on total operated pipe length, are described below.
NGTL System
The NGTL System is operating under the 2020-2024 Revenue Requirement Settlement which includes an approved ROE of 10.1 per cent on 40 per cent deemed common equity. This settlement provides the NGTL System the opportunity to increase depreciation rates if tolls fall below specified levels and an incentive mechanism for certain operating costs where variances from projected amounts are shared with its customers.
Canadian Mainline
The Canadian Mainline currently operates under the terms of the 2015-2030 Tolls Application approved in 2014 (the 2014 Decision). In April 2020, the CER approved the six-year unanimous negotiated settlement (2021-2026 Mainline Settlement) effective January 1, 2021. Similar to the previous settlement, the 2021-2026 Mainline Settlement maintains a base equity return of 10.1 per cent on 40 per cent deemed common equity and includes an incentive to either achieve cost efficiencies and/or increase revenues on the pipeline with a beneficial sharing mechanism to both customers and TC Energy.
Toll stabilization is achieved using deferral accounts, including the toll-stabilization account and the short-term adjustment accounts (STAA), which capture the surplus or shortfall between system revenues and cost of service each year under the 2021-2026 Mainline Settlement. A portion of the STAA commenced amortization in 2023 according to the terms outlined in the 2021-2026 Mainline Settlement as predetermined thresholds per the settlement agreement were met. Similar to the STAA, the long-term adjustment account (LTAA) and bridging account were used to capture the surplus or shortfall between the Company's revenues and cost of service during the previous settlement and are amortized over the life of 2021-2026 Settlement and the 2014 Decision respectively.
U.S. Regulated Operations
TC Energy's U.S. regulated natural gas pipelines operate under the provisions of the Natural Gas Act of 1938 (NGA), the Natural Gas Policy Act of 1978 and the Energy Policy Act of 2005, and are subject to the jurisdiction of FERC. The NGA grants FERC authority over the construction, acquisition and operation of pipelines and related facilities, including the regulation of tariffs which incorporates maximum and minimum rates for services and allows U.S. regulated natural gas pipelines to discount or negotiate rates on a non-discriminatory basis. The Company's most significant regulated U.S. natural gas pipelines, based on effective ownership and total operated pipe length, are described below.
Columbia Gas
Columbia Gas' natural gas transportation and storage services are provided under a tariff at rates subject to FERC approval. Columbia Gas reached a settlement with its customers effective February 2021 and received FERC approval in
February 2022. As part of the settlement, there is a moratorium on any further rate changes until April 1, 2025. Columbia Gas must file for new rates with an effective date no later than April 1, 2026. Previously accrued rate refund liabilities were refunded to customers, including interest, in second quarter 2022.
Additionally, Columbia Gas maintains a FERC-approved modernization program allowing for the cost recovery and return on additional investment up to US$1.2 billion over a four-year period through 2024 to modernize the Columbia Gas system, thereby improving system integrity and enhancing service reliability and flexibility.
ANR Pipeline
ANR Pipeline operated under rates established through a 2016 FERC-approved rate settlement until July 31, 2022. To meet terms of the 2016 settlement, in January 2022, ANR Pipeline filed a Section 4 Rate Case with FERC requesting an increase to maximum transportation rates. In December 2022 ANR Pipeline filed a Stipulation and Agreement of Settlement (2022 ANR Settlement) with FERC. The 2022 ANR Settlement reflects the agreement of ANR Pipeline, its customers and FERC staff to resolve all outstanding issues pertaining to the original rate case filing in January 2022 and was effective August 2022. The 2022 ANR Settlement received FERC approval on April 11, 2023. As part of the settlement, there is a moratorium on any further rate changes until November 1, 2025. ANR must file for new rates with an effective date no later than August 1, 2028. In second quarter 2023, previously accrued rate refund liabilities, including interest, were refunded to customers.
Columbia Gulf
Columbia Gulf operates under a settlement approved by FERC in December 2019 (2019 Columbia Gulf Settlement), which requires Columbia Gulf to file a general rate case under Section 4 of the NGA no later than January 31, 2027. The 2019 Columbia Gulf Settlement included a moratorium that expired in August 2022. In July 2023 Columbia Gulf, in advance of its obligation to file a general rate case from the 2019 Columbia Gulf Settlement, reached a settlement with its customers effective March 1, 2024 and received FERC approval in August 2023 (2023 Columbia Gulf Settlement). As part of the 2023 Columbia Gulf Settlement, there is a moratorium on any further rate changes through February 28, 2027 and Columbia Gulf must file for new rates no later than March 1, 2029.
Great Lakes
Great Lakes operates under a settlement approved by FERC in February 2018, which does not include a moratorium; however, Great Lakes was required to file for new rates no later than March 31, 2022.
In March 2022, Great Lakes filed a rate settlement (2022 Great Lakes Settlement) with FERC that satisfies the obligations from the 2017 settlement that Great Lakes file for rates to become effective no later than October 2022. The 2022 Great Lakes Settlement, approved by FERC in April 2022, maintains Great Lakes' existing maximum transportation rates through October 31, 2025. The 2022 Great Lakes Settlement contains a moratorium until October 31, 2025. Great Lakes will be required to file for new rates no later than April 30, 2025, with such new rates effective no later than November 1, 2025.
Tuscarora
Tuscarora operates under rates established as part of the FERC-approved rate settlement effective August 2019. Under the terms of this settlement, Tuscarora was required to file for new rates to be effective no later than February 1, 2023. Tuscarora filed a general NGA Section 4 Rate Case with FERC in July 2022, requesting an increase to its maximum rates effective February 1, 2023, subject to refund. On March 24, 2023, Tuscarora filed a Stipulation and Agreement of Settlement with FERC, which was approved on September 6, 2023.
Gas Transmission Northwest
Gas Transmission Northwest (GTN) operates under rates established as part of the FERC-approved rate settlement effective November 18, 2021 (2021 GTN Settlement). The 2021 GTN Settlement satisfies the obligations from the 2015 and 2018 rate settlements that GTN file for rates to become effective no later than January 1, 2022 and extends existing maximum transportation rates at their current levels. GTN’s annual depreciation rates remain unchanged. The 2021 GTN Settlement contains a moratorium until December 31, 2023. Additionally, the 2021 GTN Settlement authorizes GTN to recover payments that it incurs in the states of Oregon and Washington for carbon/greenhouse gas-related taxes. GTN is required to file for new rates to become effective no later than April 1, 2024. Accordingly, GTN filed a general NGA Section 4 Rate Case with FERC on September 29, 2023, requesting an increase to GTN's maximum rates to become effective April 1, 2024, and subject to refund.
Mexico Regulated Operations
TC Energy's Mexico natural gas pipelines are regulated by CRE and operate in accordance with CRE-approved tariffs. The rates in effect on TC Energy's Mexico natural gas pipelines are in compliance with CRE economic regulations that provide for cost recovery, including a return of and on invested capital.
Regulatory Assets and Liabilities

at December 31	Remaining Recovery/ Settlement Period (years)	2023	2022
(millions of Canadian $)

Regulatory Assets
Deferred income taxes[1]	n/a	2,204	1,817
Operating and debt-service regulatory assets[2]	1	29	2
Pensions and other post-retirement benefits[1,3]	n/a	54	28
Foreign exchange on long-term debt[1,4]	1-6	11	19
Other	n/a	108	111
		2,406	1,977
Less: Current portion included in Other current assets (Note 9)		76	67
		2,330	1,910
Regulatory Liabilities
Pipeline abandonment trust balances[5]	n/a	2,355	2,014
Deferred income taxes – U.S. Tax Reform[6]	n/a	1,137	1,197
Canadian Mainline short-term adjustment and toll-stabilization accounts[7,8]	n/a	437	284
Canadian Mainline bridging amortization account[7]	7	376	429
Cost of removal[9]	n/a	351	337
Deferred income taxes[1]	n/a	198	181
Canadian Mainline long-term adjustment account[7,10]	3	111	149
ANR post-employment and retirement benefits other than pension[11]	n/a	42	43
Operating and debt-service regulatory liabilities[2]	1	23	50
Pensions and other post-retirement benefits[3]	n/a	6	10
Other	n/a	54	99
		5,090	4,793
Less: Current portion included in Accounts payable and other (Note 18)		284	273
		4,806	4,520
1These regulatory assets and liabilities are underpinned by non-cash transactions or are recovered without an allowance for return as approved by the regulator. Accordingly, these regulatory assets or liabilities are not included in rate base and do not yield a return on investment during the recovery period.
2Operating and debt-service regulatory assets and liabilities represent the accumulation of cost and revenue variances to be included in determination of rates in the following year.
3These balances represent the regulatory offset to pension plan and other post-retirement benefit obligations to the extent the amounts are expected to be collected from or refunded to customers in future rates.
4Foreign exchange on long-term debt of the NGTL System represents the variance resulting from revaluing foreign currency-denominated debt instruments to the current foreign exchange rate from the historical foreign exchange rate at the time of issue. Foreign exchange gains and losses realized when foreign debt matures or is redeemed early are expected to be recovered or refunded through the determination of future tolls.
5This balance represents the amounts collected in tolls from customers and included in the LMCI restricted investments to fund future abandonment of the Company's CER-regulated pipeline facilities.
6The U.S. corporate income tax rate was reduced from 35 per cent to 21 per cent in 2017 as a result of H.R.1, the Tax Cuts and Jobs Act (U.S. Tax Reform). This U.S. regulated operations balance, where applicable, represents established regulatory liabilities driven by 2018 FERC prescribed changes related to U.S. Tax Reform being amortized over varying terms that approximate the expected reversal of the underlying deferred tax liabilities that gave rise to the regulatory liabilities.
7These regulatory accounts are used to capture revenue and cost variances plus toll-stabilization adjustments during the 2015-2030 settlement term.
8Under the terms of the 2021-2026 Mainline Settlement, a portion of the STAA account commenced amortization in 2023 as predetermined thresholds were met, over the terms outlined per the settlement agreement.
9This balance represents anticipated costs of removal that have been, and continue to be, included in depreciation rates and collected in the service rates of certain rate-regulated operations for future costs to be incurred.
10Under the terms of the 2021-2026 Mainline Settlement, $223 million is amortized over the six-year settlement term.
11This balance represents the amount ANR estimates it would be required to refund to its customers for post-retirement and post-employment benefit amounts collected through its FERC-approved rates that have not been used to pay benefits to its employees. Pursuant to a FERC-approved rate settlement, the $42 million (US$32 million) balance at December 31, 2023 is subject to resolution through future regulatory proceedings and, accordingly, a settlement period cannot be determined at this time.